5. PRIRO YEAR RESTATEMENTS (Details 2) (USD $)	Dec. 31, 2011
As Reported
Stock service receivable	$ (69,667)
Accumulated deficit	(694,010)
Total stockholders' equity	888,553
As Restated
Stock service receivable
Accumulated deficit	(763,677)
Total stockholders' equity	$ 888,553